Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill
Goodwill	€ 33,106	€ 31,089
Taulia Acquisition
Changes in goodwill
Additions	577
Goodwill
Changes in goodwill
Goodwill	33,106	31,088
Applications, Technology & Services
Changes in goodwill
Reallocations	367
Applications, Technology & Services | Taulia Acquisition
Changes in goodwill
Additions	246
Applications, Technology & Services | Goodwill
Changes in goodwill
Goodwill	26,812	26,441
Qualtrics | Goodwill
Changes in goodwill
Goodwill	4,083	3,844
Emarsys | Goodwill
Changes in goodwill
Goodwill	395	395
SAP Signavio | Goodwill
Changes in goodwill
Goodwill	410	€ 408
Taulia | Taulia Acquisition
Changes in goodwill
Additions	307
Taulia | Goodwill
Changes in goodwill
Goodwill	322
Business Network | Taulia Acquisition
Changes in goodwill
Additions	24
Goodwill transferred from/(to) another segment	1,135
Business Network | Goodwill
Changes in goodwill
Goodwill	1,052
Sustainability | Taulia Acquisition
Changes in goodwill
Goodwill transferred from/(to) another segment	34
Sustainability | Goodwill
Changes in goodwill
Goodwill	€ 32